Derivatives (Tables)	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives included in Balance Sheet at fair value
The following derivatives that do not qualify for hedge accounting under GAAP are included in GALIC’s Balance Sheet at fair value (in millions):

		September 30, 2017		December 31, 2016		December 31, 2015
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability	Asset	Liability
		(unaudited)	(unaudited)
MBS with embedded derivatives	Fixed maturities	$84	$—	$82	$—	$100	$—
Public company warrants	Equity securities	3	—	4	—	4	—
Fixed-indexed annuities (embedded derivative)	Annuity benefits accumulated	—	2,293	—	1,759	—	1,369
Equity index call options	Equity options — fixed-indexed annuities	629	—	492	—	241	—
Reinsurance contracts (embedded derivative)	Other liabilities	—	10	—	8	—	7
		$716	$2,303	$578	$1,767	$345	$1,376

Summary of gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives
The following table summarizes the gain (loss) included in GALIC’s Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (in millions):

		Nine months ended
		September 30,		Year ended December 31,
Derivative	Statement of Earnings Line	2017	2016	2016	2015	2014
		(unaudited)	(unaudited)
MBS with embedded derivatives	Realized gains on securities	$(2)	$(2)	$(7)	$(5)	$4
Public company warrants	Realized gains on securities	(1)	—	—	—	—
Interest rate swaptions	Realized gains on securities	—	—	—	—	(2)
Fixed-indexed annuities (embedded derivative) (*)	Annuity benefits	(386)	(188)	(211)	(17)	(182)
Equity index call options	Annuity benefits	338	81	141	(56)	181
Reinsurance contracts (embedded derivative)	Net investment income	(2)	(6)	(1)	6	(3)
		$(53)	$(115)	$(78)	$(72)	$(2)

(*)
The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $17 million in 2016 compared to losses of $28 million in 2015 and gains related to unlocking of actuarial assumptions of $58 million in 2014.